Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2017
Fair Value Disclosures [Abstract]
Summary of Financial Assets Measured and Recorded at Fair Value on Recurring Basis

The following table summarizes financial assets measured and recorded at fair value on a recurring basis in the accompanying consolidated balance sheets as of March 31, 2017 and 2016, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	March 31, 2017
	Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs)	Significant Other Observable Inputs (Level 2 Inputs)	Total
Assets:
Money market funds	$7,478	$—	$7,478
U.S. treasury securities	—	3,506	3,506
Non-U.S. government securities	—	14,494	14,494
Corporate debt securities	—	42,347	42,347
Total assets	$7,478	$60,347	$67,825

	March 31, 2016
	Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs)	Significant Other Observable Inputs (Level 2 Inputs)	Total
Assets:
Money market funds	$10,675	$—	$10,675
Total assets	$10,675	$—	$10,675